ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Reclassified from redeemable non-controlling interests (Note)	¥ 240,474
Advances from customers	124,995		¥ 296,361	¥ 176,256
Salary and welfare payables	78,298		84,693
Accrued expenses	78,145		80,002
Current portion of operating lease liabilities	42,530		64,734
Liability under reverse factoring program	98,109		64,120
Guaranteed customer loans	54,999		46,512
Liability under factoring program	40,353		40,112	¥ 602
Tax payables	6,945		37,733
Deposits from marketplace sellers	28,504		27,211
Others	24,943		39,793
Total	¥ 818,295	$ 115,255	¥ 781,271